IMPAIRMENT CHARGES, NET OF REVERSAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment of assets [Abstract]
Disclosure of impairment loss

	Years ended December 31,
	2021	2020
Rosebel CGU[1]
Property, plant and equipment	$205.1	$—
Essakane CGU
Property, plant and equipment	—	(45.8)
	$205.1	$(45.8)
1.The Rosebel CGU consists of Rosebel and the Rosebel royalty payable to Euro Ressources S.A by the Company.